NON-RECOURSE BORROWINGS - Schedule of Current and Non-current property specific mortgages (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Current	$ 20,970	$ 15,696
Non-current	107,586	112,173
Total	$ 128,556	$ 127,869